Write-Down and Loss on Sale of Vessels (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2016	May 17, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels				$ 94,311	$ 0	$ 0
Centrofin
Property, Plant and Equipment [Line Items]
Loss on sale of vessels			$ 27,400
Proceeds from sale of vessels		$ 94,300
Asian Spirit
Property, Plant and Equipment [Line Items]
Loss on sale of vessels	$ 11,500
Proceeds from sale of vessels	$ 20,600